NOTES PAYABLE (Details) - CNY (¥)	1 Months Ended
	May 31, 2022	Apr. 30, 2022	Jul. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Commercial bank
NOTES PAYABLE
Debt term	1 year	12 months	10 months
Notes Payable
NOTES PAYABLE
Unused secured loan facility amount				¥ 132,717,312	¥ 183,167,887
Notes Payable | Commercial bank
NOTES PAYABLE
Maximum credit facility amount		¥ 300,000,000				¥ 200,000,000